Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Summary of significant accounting policies
Accounting policies and methods of computation followed in interim financial statements

These interim condensed consolidated financial statements for the three-month and six-month periods ended June 30, 2023, have been prepared under the historic cost convention and in accordance with IAS 34 “Interim Financial Reporting” and are presented in a format consistent with the consolidated financial statements under IAS 1 “Presentation of Financial Statements”. However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, this interim financial report should be read in conjunction with the consolidated financial statements for the year ended December 31, 2022.